VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 75,084,982	$ 10,737,010	¥ 98,874,577
Restricted cash	8,204	1,173	8,204
Notes receivable	178,200	25,482	0
Accounts receivable, net	77,585,955	11,094,644	35,852,484
Inventories, net	654,915	93,652	1,344,588
Contract costs, net	26,519,752	3,792,274	53,547,408
Prepaid expenses	36,773	5,258	389,216
Total current assets	345,628,193	49,424,173	356,157,898
Property and equipment, net	18,511,089	2,647,051	19,986,635
Investment in unconsolidated entity	1,474,974	210,918	0
Operating lease right-of-use assets, net - non-current	17,537,008	2,507,759	18,975,692
Total Assets	542,996,462	77,647,460	525,621,125
LIABILITIES
Short-term bank loans	15,585,806	2,228,741	11,582,336
Accounts payable	37,422,742	5,351,381	19,398,669
Accrued payroll and employees' welfare	5,813,397	831,305	3,212,227
Taxes payable	2,855,083	408,271	795,629
Short-term borrowings - related parties	10,018,208	1,432,585	10,017,250
Operating lease liabilities - current	1,759,435	251,596	1,761,231
Total Current Liabilities	81,567,345	11,663,975	60,568,863
Operating lease liabilities - non-current	363,277	51,948	1,081,827
Long-term borrowings - related party	10,000,000	1,429,981	10,000,000
Total Liabilities	91,930,622	13,145,904	71,651,378
VIE
Current assets
Cash	18,642,778	2,665,882	8,486,745
Restricted cash	8,204	1,173	8,204
Notes receivable	178,200	25,482	0
Accounts receivable, net	77,585,955	11,094,644	35,852,484
Inventories, net	654,919	93,653	1,344,588
Other receivables, net	2,532,513	362,145	4,844,928
Loans to third parties-short term	25,155,661	3,597,212	21,753,233
Purchase advances, net	14,635	2,093	130,531
Contract costs, net	26,519,752	3,792,274	53,547,408
Prepaid expenses	0	0	37,276
Total current assets	151,292,617	21,634,558	126,005,397
Property and equipment, net	18,489,206	2,643,921	19,961,664
Investment in unconsolidated entity	1,474,974	210,918	0
Long-term loan to third parties	18,500,000	2,645,465	18,500,000
Operating lease right-of-use assets, net - non-current	3,161,768	452,127	4,450,450
Total Assets	192,918,565	27,586,989	168,917,511
LIABILITIES
Short-term bank loans	15,585,806	2,228,741	11,582,336
Accounts payable	23,639,705	3,380,433	12,113,970
Other payables	3,996,659	571,515	3,709,852
Other payable- related parties	1,207,701	172,699	2,906,544
Accrued payroll and employees' welfare	4,428,961	633,333	2,129,242
Intercompany payables	263,248,917	37,644,094	265,588,956
Taxes payable	2,785,311	398,294	795,629
Short-term borrowings - related parties	10,018,208	1,432,585	10,017,250
Operating lease liabilities - current	1,759,435	251,596	1,761,231
Total Current Liabilities	328,343,882	46,952,551	315,324,265
Operating lease liabilities - non-current	363,277	51,948	1,081,827
Long-term borrowings - related party	10,000,000	1,429,981	10,000,000
Total Liabilities	338,707,159	48,434,480	326,406,092
Related Parties
Current assets
Other receivables, net	67,976	9,720	67,976
Operating lease right-of-use assets, net - non-current	119,411	(17,075)	696,851
LIABILITIES
Other payables	1,290,556	184,547	2,927,377
Contract liabilities	400,000	57,199	0
Operating lease liabilities - current	119,411	17,075	355,601
Operating lease liabilities - non-current	0		0
Related Parties | VIE
LIABILITIES
Contract liabilities	400,000	57,199	0
Third Parties
Current assets
Accounts receivable, net	77,585,955	11,094,644	35,852,484
Other receivables, net	6,252,762	894,133	3,760,881
LIABILITIES
Other payables	5,148,841	736,274	6,154,889
Contract liabilities	1,273,179	182,062	4,719,255	$ 674,844	¥ 1,820,481
Third Parties | VIE
LIABILITIES
Contract liabilities	¥ 1,273,179	$ 182,062	¥ 4,719,255